STOCK SUBSCRIPTIONS PAYABL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Common stock shares subscriptions, amount	$ 253,688	$ 79,624	$ 209,354
Preferred stock subscription payable, amount	0	1,000,000
Non-Related Party Notes Payable [Member]
Common stock shares subscriptions, amount	$ 117,741		$ 117,741
Common stock shares subscriptions, shares	87,500		87,500
Related Parties [Member]
Gain (Loss) on stock subscription payable	$ 39,992	$ 39,992
Common stock subscription payable, shares	147,587	60,087
Stock subscription payable to related party upon common stock shares	60,087
Stock subscription payable to related party upon common stock shares, amount	$ 111,024
Common stock subscription payable, amount	253,687	$ 79,624
Related Parties [Member] | 8% Series A-1 Convertible Preferred shares [Member]
Preferred stock subscription payable, shares		1,000,000
Preferred stock subscription payable, amount		$ 1,000,000
Due To Related Parties [Member]
Common stock shares subscriptions, amount	$ 111,024		$ 91,613
Common stock shares subscriptions, shares	60,087		193,856